SCHEDULE OF SIGNIFICANT SEGMENT EXPENSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Advertising	$ 157,872	$ 158,069	$ 581,000	$ 564,000
Payroll and Benefits	3,896,602	3,322,550
Occupancy	1,823,446	1,420,209
Depreciation and Amortization	429,910	363,141
Bank Service Charges and Merchant Account Fees	400,269	300,539
Other selling, general and administrative expenses	461,918	396,407
Total significant reporting segment expenses	7,170,017	5,960,915
Goodwill impairment				6,104,000
Operating Segments [Member]
Advertising			581,357	564,405
Payroll and Benefits			13,963,361	12,645,985
Occupancy			6,573,925	5,280,405
Depreciation and Amortization			1,576,457	1,431,816
Bank Service Charges and Merchant Account Fees			1,331,637	927,863
Other selling, general and administrative expenses			1,680,001	1,368,736
Total significant reporting segment expenses			25,706,738	28,323,210
Goodwill impairment				$ 6,104,000